SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	2,278,089
Number exercisable | shares	1,606,983
$4.42- $13.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	1,613,375
Outstanding, Weighted-average remaining contractual life	4 years 3 months
Outstanding, Weighted average exercise price	$ 6.08
Number exercisable | shares	1,032,269
Exercisable, Weighted average exercise price	$ 4.95
Exercise price, minimum	4.42
Exercise price, maximum	$ 13.20
$15.90 - $19.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	421,878
Outstanding, Weighted-average remaining contractual life	2 years 3 months 18 days
Outstanding, Weighted average exercise price	$ 17.01
Number exercisable | shares	331,878
Exercisable, Weighted average exercise price	$ 17.04
Exercise price, minimum	15.90
Exercise price, maximum	$ 19.50
$21.00 - $28.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	242,836
Outstanding, Weighted-average remaining contractual life	10 months 17 days
Outstanding, Weighted average exercise price	$ 23.10
Number exercisable | shares	242,836
Exercisable, Weighted average exercise price	$ 23.10
Exercise price, minimum	21.00
Exercise price, maximum	$ 28.20